Document and Entity Information	Oct. 21, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001092796
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	Smith & Wesson Brands, Inc.
Entity Incorporation State Country Code	NV
Entity File Number	001-31552
Entity Tax Identification Number	87-0543688
Entity Address, Address Line One	1852 Proffitt Springs Road
Entity Address, City or Town	Maryville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37801
City Area Code	(800)
Local Phone Number	331-0852
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.001 per Share
Trading Symbol	SWBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false